Results From Financial Transactions - Summary of Net Fair Value Change of Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net fair value change of derivatives [abstract]
Net fair value change on economic hedges where no hedge accounting is applied	€ 2,182	€ 2,281	€ 272
Net fair value change on bifurcated embedded derivatives	(2,053)	(1,153)	(824)
Ineffective portion of hedge transactions to which hedge accounting is applied		1	7
Total	€ 128	€ 1,130	€ (545)